Condensed Parent Company Financial Information (Schedule of Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Income before federal income taxes									$ 5,339	$ 5,584	$ 5,952
Federal income tax provision (credit)									892	741	1,198
NET INCOME	785	1,054	1,392	1,216	1,254	1,284	1,371	934	4,447	4,843	4,754
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Income - dividends from subsidiary									12,576	3,252	2,317
Interest income on subordinated note from subsidiary									0	0	190
Professional fees, interest, and other expenses									(697)	(400)	(342)
Income before federal income taxes									11,879	2,852	2,165
Federal income tax provision (credit)									(237)	(136)	(52)
Income before equity in undistributed net income of subsidiary									12,116	2,988	2,217
Equity in net income of subsidiary, less dividends									(7,669)	1,855	2,537
NET INCOME									$ 4,447	$ 4,843	$ 4,754